Pension and Other Postretirement Benefits, Pension Changes In PBO and Plan Assets (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 2,067	$ 1,834
Service cost	41	40
Interest cost	80	91
Actuarial loss (gain)	87	239
Plan amendments	0	0
Benefits paid	(119)	(106)
Participant contributions	0	0
Settlement	0	(31)
Curtailment	0	0
Foreign exchange effects	0	0
Net transfer out (including the effect of any business combinations/divestitures)	0	0
Benefit obligation, end of period	2,156	2,067
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	1,527	1,210
Actual return on plan assets	182	(18)
Company contributions	108	472
Benefits paid	(119)	(106)
Participant contributions	0	0
Foreign exchange effects	0	0
Settlement	0	(31)
Fair value of plan assets, end of period	1,698	1,527
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	(458)	(540)
Non-US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	1,093	1,099
Service cost	24	29
Interest cost	51	56
Actuarial loss (gain)	145	(21)
Plan amendments	(8)	14
Benefits paid	(44)	(54)
Participant contributions	3	3
Settlement	0	0
Curtailment	(4)	(1)
Foreign exchange effects	28	(31)
Net transfer out (including the effect of any business combinations/divestitures)	0	(1)
Benefit obligation, end of period	1,288	1,093
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	554	550
Actual return on plan assets	26	16
Company contributions	72	54
Benefits paid	(44)	(54)
Participant contributions	3	3
Foreign exchange effects	14	(15)
Settlement	0	0
Fair value of plan assets, end of period	625	554
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	$ (663)	$ (539)